Restructuring Charges- Activity in Restructuring Reserve (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Operational Efficiency Initiatives 2011
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 80	$ 92	$ 107
Net additional charges (net recovery/gain)	(7)	45	(2)
Utilization	(45)	(57)	(13)
Ending balance	28	80	92	28
Operational Efficiency Initiatives 2011 | Severance
Restructuring Reserve [Roll Forward]
Beginning Balance	80	92	78
Net additional charges (net recovery/gain)	(7)	45	55
Utilization	(45)	(57)	(41)
Ending balance	28	80	92	28
Operational Efficiency Initiatives 2011 | Other
Restructuring Reserve [Roll Forward]
Beginning Balance	0	0	29
Net additional charges (net recovery/gain)	0	0	(57)
Utilization	0	0	28
Ending balance	0	0	0	0
Streamlining Actions
Restructuring Reserve [Roll Forward]
Beginning Balance				125
Net additional charges				59
Net additional charges (net recovery/gain)				184
Utilization				(92)
Ending balance	$ 92			$ 92